UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 86.88%
Ambulatory Health Care Services - 0.80%
DaVita Healthcare Partners, Inc. (a)	14,000	$829,558	$796,600
Amusement, Gambling, and Recreation Industries - 1.61%
The Walt Disney Co.	25,000	1,095,036	1,612,250
Beverage and Tobacco Product Manufacturing - 3.45%
Altria Group, Inc.	25,000	478,400	858,750
PepsiCo, Inc.	13,000	632,331	1,033,500
Philip Morris International, Inc.	18,000	628,549	1,558,620
		1,739,280	3,450,870
Broadcasting (except Internet) - 3.26%
Comcast Corp.	20,000	866,244	867,400
DIRECTV (a)	40,000	1,657,230	2,390,000
		2,523,474	3,257,400
Chemical Manufacturing - 3.86%
Actavis PLC	15,000	1,309,354	2,160,000
Allergan, Inc.	10,000	412,855	904,500
Ecolab, Inc.	8,000	687,005	790,080
		2,409,214	3,854,580
Computer and Electronic Product Manufacturing - 11.10%
Apple, Inc.	11,000	1,283,013	5,244,249
EMC Corp.	60,000	1,467,502	1,533,600
QUALCOMM, Inc.	50,000	2,174,726	3,368,000
Waters Corp. (a)	9,000	472,047	955,890
		5,397,288	11,101,739
Couriers and Messengers - 0.91%
United Parcel Service, Inc. - Class B	10,000	671,348	913,700
Credit Intermediation and Related Activities - 7.11%
Capital One Financial Corp.	50,000	1,579,084	3,437,000
JPMorgan Chase & Co.	15,000	819,921	775,350
Wells Fargo & Co.	70,000	1,821,947	2,892,400
		4,220,952	7,104,750
Food Services and Drinking Places - 2.60%
McDonald's Corp.	15,000	1,130,056	1,443,150
Starbucks Corp.	15,000	561,001	1,154,550
		1,691,057	2,597,700
Health and Personal Care Stores - 2.97%
Express Scripts Holding Co. (a)	48,000	1,210,860	2,965,440
Heavy and Civil Engineering Construction - 2.17%
Chicago Bridge & Iron Co. N. V.	32,000	1,135,154	2,168,640
Insurance Carriers and Related Activities - 2.27%
Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	2,270,200
Machinery Manufacturing - 4.46%
Caterpillar, Inc.	20,000	1,126,404	1,667,400
General Electric Co.	50,000	746,325	1,194,500
Roper Industries, Inc.	12,000	547,802	1,594,440
		2,420,531	4,456,340
Nonstore Retailers - 2.49%
Amazon.com, Inc. (a)	3,500	565,147	1,094,240
eBay, Inc. (a)	25,000	915,819	1,394,750
		1,480,966	2,488,990
Oil and Gas Extraction - 3.65%
Anadarko Petroleum Corp.	20,000	1,335,558	1,859,800
Apache Corp.	15,000	1,188,510	1,277,100
Chesapeake Energy Corp.	20,000	435,079	517,600
		2,959,147	3,654,500
Other Information Services - 3.50%
Google, Inc. - Class A (a)	4,000	1,691,413	3,503,640
Petroleum and Coal Products Manufacturing - 2.79%
Chevron Corp.	23,000	1,061,445	2,794,500
Professional, Scientific, and Technical Services - 16.24%
Accenture PLC - Class A	18,000	1,017,976	1,325,520
Biogen Idec, Inc. (a)	2,000	344,562	481,520
Celgene Corp. (a)	20,000	1,651,657	3,078,600
Cognizant Technology Solutions Corp. - Class A (a)	15,000	1,018,235	1,231,800
Mastercard, Inc.	8,000	1,428,752	5,382,240
priceline.com, Inc. (a)	2,800	1,471,662	2,830,660
Visa, Inc.	10,000	745,136	1,911,000
		7,677,980	16,241,340

Rail Transportation - 4.20%
Union Pacific Corp.	27,000	1,725,558	4,194,180
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.70%
Blackrock, Inc.	6,000	1,191,188	1,623,720
T. Rowe Price Group, Inc.	15,000	725,747	1,078,950
		1,916,935	2,702,670
Support Activities for Mining - 1.50%
Schlumberger Ltd.	17,000	1,345,023	1,502,120
Telecommunications - 0.83%
Valmont Industries, Inc.	6,000	903,459	833,460
Transportation Equipment Manufacturing - 2.41%
Eaton Corp. PLC	35,000	1,816,696	2,409,400

TOTAL COMMON STOCKS		$48,601,023	$86,875,009

EXCHANGE TRADED FUNDS - 9.27%
Funds, Trusts, and Other Financial Vehicles - 9.27%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$4,965,600
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,491,950
iShares MSCI Emerging Markets ETF	20,000	827,798	815,400

TOTAL EXCHANGE TRADED FUNDS		$6,920,211	$9,272,950

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 1.31%
Broadcasting (except Internet) - 0.23%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$232,198
Building Material and Garden Equipment and Supplies Dealers - 0.22%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	192,140	221,854
Funds, Trusts, and Other Financial Vehicles - 0.30%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	263,711	304,028
Machinery Manufacturing - 0.30%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	252,399	294,837
Oil and Gas Extraction - 0.26%
Anadarko Petroleum Corp.
7.625%, 03/15/2014	250,000	248,663	257,549

TOTAL CORPORATE BONDS		$1,156,505	$1,310,466

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 2.67%
Mutual Fund - 2.67%
SEI Daily Income Trust Treasury Fund, 0.01% (b)	2,663,151	$2,663,151	$2,663,151

TOTAL SHORT-TERM INVESTMENTS		$2,663,151	$2,663,151

TOTAL INVESTMENTS - 100.13%		$59,340,890	100,121,576
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%			(128,899)
TOTAL NET ASSETS - 100.00%			$99,992,677

Percentages are stated as a percent of the value of net assets.

(a) Non Income Producing
(b) Variable rate security; the rate shown is the effective date as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows:1

Cost of Investments		$59,340,890

Gross unrealized appreciation		40,940,611
Gross unrealized depreciation		(159,925)
Net unrealized appreciation		$40,780,686

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2013, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$86,875,009	$ -	$-	$86,875,009
Exchange Traded Funds	9,272,950	-	-	9,272,950
Corporate Bonds	-	1,310,466	-	1,310,466
Short-Term Investments	2,663,151	-	-	2,663,151
Total Investments in Securities	$98,811,110	$ 1,310,466	$-	$100,121,576

There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                                  Edson L. Bridges III, President and
                                                  Chief Executive and Investment Officer

Date                11/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
                                                    Edson L. Bridges III, President and
                                                    Chief Executive and Investment Officer

Date                11/18/2013

By (Signature and Title)* /s/ Brian Kirkpatrick
                                                    Brian Kirkpatrick, Executive Vice President

Date               11/18/2013

By (Signature and Title)*  /s/ Nancy K. Dodge
                                                    Nancy K. Dodge, Treasurer and
                                                    Chief Compliance Officer

Date               11/18/2013

* Print the name and title of each signing officer under his or her signature.